ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of analysis of other comprehensive income by item [abstract]
Schedule of accumulated other comprehensive income (loss)
The following tables present the changes in accumulated other comprehensive income (loss) reserves attributable to limited partners for the six months ended June 30, 2025 and 2024:

(US$ MILLIONS)	Foreign currency translation	FVOCI	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2025	$(337)	$21	$92	$(224)
Other comprehensive income (loss)	138	93	(59)	172
Balance as at June 30, 2025	$(199)	$114	$33	$(52)
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(1)Represents net investment hedges, cash flow hedges and other reserves.

(US$ MILLIONS)	Foreign currency translation	FVOCI	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2024	$(189)	$5	$54	$(130)
Other comprehensive income (loss)	(74)	4	29	(41)
Balance as at June 30, 2024	$(263)	$9	$83	$(171)
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(1)Represents net investment hedges, cash flow hedges and other reserves.